Egypt gas redirection and sale proceeds	12 Months Ended
Dec. 31, 2023
Oil and Gas Assets [Abstract]
Egypt gas redirection and sale proceeds	Egypt gas redirection and sale proceeds:
In 2022, the Company entered into an agreement to redirect and sell the Egypt plant's contracted natural gas during an extended turnaround for a three-month period.
The Company has recognized $118 million ($59 million - attributable to Methanex) for the year ended December 31, 2022 to redirect and sell the contracted natural gas during the diversion period.